Income Taxes (Details) - Schedule of Loss Before Income Taxes Rate - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Loss Before Income Taxes Rate [Abstract]
Income tax benefit computed at the U.S. federal statutory rate			$ (8,306)	$ (5,070)
State and local income tax benefits, net of federal benefit			(1,498)	(481)
Change in valuation allowance			7,936	4,856
Non-deductible transaction costs			635	351
Fair value of warrants issued to lenders			470
Research and development credits			58	(58)
State tax rate change			(22)	(148)
Other			794	277
Provision (benefit) for income taxes	$ (1,280)	$ 31	$ 67	$ (273)